TRADE RECEIVABLES - Disclosure of major customers (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer A [Member] | Canada [Member]
Trade Receivables [Line Items]
Percentage of total revenues	17.00%	0.00%
Customer C [Member] | Israel [Member]
Trade Receivables [Line Items]
Percentage of total revenues	8.00%	35.00%